Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Net income	$ 17,737	$ 20,618	$ 43,329	$ 49,473
Other comprehensive income, net of tax
Foreign currency translation adjustments
Total comprehensive income, net of tax	$ 17,737	$ 20,618	$ 43,329	$ 49,473